PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2024	2023
Cost:
Lab equipment	$13,011	$12,750
Computers and peripheral equipment	12,058	11,353
Office furniture and equipment	1,431	1,438
Leasehold improvements	3,094	2,990
SECaaS equipment	7,476	8,036

	37,070	36,567
Accumulated depreciation:
Lab equipment	10,944	9,835
Computers and peripheral equipment	10,778	9,041
Office furniture and equipment	588	535
Leasehold improvements	1,941	1,692
SECaaS equipment	5,127	4,275

	29,378	25,378

Depreciated cost	$7,692	$11,189